Segmented information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Results of Operations and Assets for Segments
Operational segments (continued)

	Year ended December 31, 2013
	Algonquin Power			Liberty Utilities				Corporate	Total
	Renewable Energy	Thermal Energy	Total	Central	West	East	Total
Revenue
Regulated electricity sales and distribution	$—	$—	$—	$—	$77,814	$88,342	$166,156	$—	$166,156
Regulated gas sales and distribution	—	—	—	78,857	—	182,815	261,672	—	261,672
Regulated water reclamation and distribution	—	—	—	18,242	39,108	—	57,350	—	57,350
Non-regulated energy sales	145,661	34,530	180,191	—	—	—	—	—	180,191
Other revenue	7,058	2,442	9,500	—	22	—	22	400	9,922
Total revenue	152,719	36,972	189,691	97,099	116,944	271,157	485,200	400	675,291
Operating expenses	48,966	8,514	57,480	27,455	36,753	67,264	131,472	—	188,952
Regulated electricity purchased	—	—	—	—	39,750	57,626	97,376	—	97,376
Regulated gas purchased	—	—	—	46,018	—	102,766	148,784	—	148,784
Non-regulated fuel for generation	—	17,151	17,151	—	—	—	—	—	17,151
	103,753	11,307	115,060	23,626	40,441	43,501	107,568	400	223,028
Depreciation of property, plant and equipment	(45,122)	(5,439)	(50,561)	(9,096)	(13,596)	(18,725)	(41,417)	—	(91,978)
Amortization of intangible assets	(2,652)	(856)	(3,508)	(81)	(611)	—	(692)	—	(4,200)
Administration expenses	(13,094)	(223)	(13,317)	(1,677)	(2,541)	(3,259)	(7,477)	(2,724)	(23,518)
Foreign exchange gain	—	—	—	—	—	—	—	567	567
Interest expense	(27,391)	(1,046)	(28,437)	(5,069)	(8,519)	(10,146)	(23,734)	(1,174)	(53,345)
Interest, dividend and other income	1,867	193	2,060	375	1,395	1,458	3,228	2,497	7,785
Loss on sale of asset	(750)	—	(750)	—	—	—	—	—	(750)
Acquisition related costs	(628)	—	(628)	(68)	—	(1,444)	(1,512)	—	(2,140)
Gain/(loss) on derivative financial instruments	(767)	—	(767)	—	—	—	—	5,967	5,200
Earnings from continuing operations before income taxes	15,216	3,936	19,152	8,010	16,569	11,385	35,964	5,533	60,649
Loss from discontinued operations before income taxes	1,128	(61,630)	(60,502)	—	—	—	—	—	(60,502)
Earnings/(loss) before income taxes	$16,344	$(57,694)	$(41,350)	$8,010	$16,569	$11,385	$35,964	$5,533	$147
Property, plant and equipment	$1,364,843	$79,828	$1,444,671	$215,090	$387,715	$661,228	$1,264,033	$—	$2,708,704
Intangible assets	26,802	5,698	32,500	2,709	19,207	—	21,916	—	54,416
Total Assets held for sale	3,860	20,067	23,927	—	—	—	—	—	23,927
Total assets	1,492,144	116,922	1,609,066	285,517	460,209	923,981	1,669,707	193,784	3,472,557
Capital expenditures	46,885	2,631	49,516	28,566	23,743	56,552	108,861	—	158,377
Acquisition of operating entities	2,083	—	2,083	27,545	—	209,386	236,931	—	239,014

25.	Segmented information (continued)
Operational segments (continued)

	Year ended December 31, 2012
	Algonquin Power			Liberty Utilities				Corporate	Total
	Renewable Energy	Thermal Energy	Total	Central	West	East	Total
Revenue
Regulated electricity sales and distribution	$—	$—	$—	$—	$71,734	$36,723	$108,457	$—	$108,457
Regulated gas sales and distribution	—	—	—	25,802	—	49,916	75,718	—	75,718
Regulated water reclamation and distribution	—	—	—	9,127	37,296	—	46,423	—	46,423
Non-regulated energy sales	84,236	30,115	114,351	—	—	—	—	—	114,351
Other revenue	1,925	1,686	3,611	—	152	94	246	—	3,857
Total revenue	86,161	31,801	117,962	34,929	109,182	86,733	230,844	—	348,806
Operating expenses	30,308	8,568	38,876	13,096	35,645	30,209	78,950	—	117,826
Regulated electricity purchased	—	—	—	—	43,861	24,348	68,209	—	68,209
Regulated gas purchased	—	—	—	13,648	—	23,813	37,461	—	37,461
Non-regulated fuel for generation	—	14,589	14,589	—	—	—	—	—	14,589
	55,853	8,644	64,497	8,185	29,676	8,363	46,224	—	110,721
Depreciation of property, plant and equipment	(18,823)	(4,782)	(23,605)	(3,333)	(11,120)	(7,129)	(21,582)	—	(45,187)
Amortization of intangible assets	(2,653)	(831)	(3,484)	(81)	(586)	—	(667)	—	(4,151)
Administration expenses	(9,424)	(2,176)	(11,600)	294	(4,091)	(1,223)	(5,020)	(2,952)	(19,572)
Foreign exchange gain	—	—	—	—	—	—	—	561	561
Interest expense	(15,060)	(1,733)	(16,793)	(96)	(8,066)	(694)	(8,856)	(9,971)	(35,620)
Interest, dividend and other income	2,038	509	2,547	—	2,113	461	2,574	2,118	7,239
Acquisition related costs	(3,155)	21	(3,134)	(1,442)	—	(3,112)	(4,554)	—	(7,688)
Gain/(loss) on derivative financial instruments	(2,954)	—	(2,954)	—	—	—	—	3,187	233
Earnings from continuing operations before income taxes	5,822	(348)	5,474	3,527	7,926	(3,334)	8,119	(7,057)	6,536
Loss from discontinued operations before income taxes	(1,925)	3,022	1,097	—	—	—	—	—	1,097
Earnings/(loss) before income taxes	$3,897	$2,674	$6,571	$3,527	$7,926	$(3,334)	$8,119	$(7,057)	$7,633
Property, plant and equipment	$1,157,062	$77,438	$1,234,500	$151,637	$350,053	$350,088	$851,778	$—	$2,086,278
Intangible assets	29,480	6,132	35,612	2,613	18,556	—	21,169	—	56,781
Total Assets held for sale	24,390	78,947	103,337	—	—	—	—	—	103,337
Total assets	1,272,037	175,926	1,447,963	212,495	464,201	500,374	1,177,070	153,957	2,778,990
Capital expenditures	21,068	10,348	31,416	10,777	23,181	12,488	46,446	67	77,929
Acquisition of operating entities	245,718	—	245,718	128,890	—	295,297	424,187	—	669,905

Information on Operations by Geographic Area
Information on operations by geographic area is as follows:

	2013	2012
Revenue
Canada	$65,380	$62,036
United States	609,911	286,770
	$675,291	$348,806
Property, plant and equipment
Canada	$433,153	$395,896
United States	2,275,551	1,690,382
	$2,708,704	$2,086,278
Intangible assets
Canada	$26,802	$29,480
United States	27,614	27,301
	$54,416	$56,781